FINANCIAL INCOME (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INCOME
Foreign currency exchange gains	₺ 2,413,002	₺ 2,492,812	₺ 6,327,128
Interest income on time deposits	504,054	331,436	137,794
Interest income on credit sales	372,293	206,912	110,747
Fair value gains on financial assets measured at fair value (Note 5)	237,515	84,362
Interest received on financial investment (Note 5)	1,184
Other	11,562	37,629	55,248
Total financial income	₺ 3,539,610	₺ 3,153,151	₺ 6,630,917